FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04894
                                                     ---------

                             FRANKLIN MANAGED TRUST
                             ----------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period: 12/31/08
                          ---------



Item 1. Schedule of Investments.


Franklin Managed Trust

QUARTERLY STATEMENT OF INVESTMENTS
DECEMBER 31, 2008

CONTENTS

Franklin Rising Dividends Fund ...........................................     3
Notes to Statement of Investments ........................................     5

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

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

Franklin Managed Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED)

    FRANKLIN RISING DIVIDENDS FUND                                                SHARES          VALUE
    ------------------------------                                             -----------   --------------
    COMMON STOCKS 92.9%
    AEROSPACE & DEFENSE 5.0%
    United Technologies Corp. ..............................................     1,576,700   $   84,511,120
                                                                                             --------------
    BANKS 1.9%
    Peoples Bancorp Inc. ...................................................       195,644        3,742,670
    PNC Financial Services Group Inc. ......................................        90,615        4,440,135
    TrustCo Bank Corp. NY ..................................................       621,678        5,912,158
    U.S. Bancorp ...........................................................       693,103       17,334,506
                                                                                             --------------
                                                                                                 31,429,469
                                                                                             --------------
    COMMERCIAL & PROFESSIONAL SERVICES 2.6%
    ABM Industries Inc. ....................................................     1,145,249       21,816,993
    Cintas Corp. ...........................................................       871,100       20,235,653
    Superior Uniform Group Inc. ............................................       219,200        1,729,488
                                                                                             --------------
                                                                                                 43,782,134
                                                                                             --------------
    CONSUMER DURABLES & APPAREL 1.5%
    Leggett & Platt Inc. ...................................................     1,479,390       22,471,934
(a) Russ Berrie and Co. Inc. ...............................................       684,019        2,031,537
                                                                                             --------------
                                                                                                 24,503,471
                                                                                             --------------
    CONSUMER SERVICES 1.3%
    Hillenbrand Inc. .......................................................     1,366,700       22,796,556
                                                                                             --------------
    DIVERSIFIED FINANCIALS 3.3%
    State Street Corp. .....................................................     1,429,000       56,202,570
                                                                                             --------------
    ELECTRICAL EQUIPMENT 8.3%
    Brady Corp., A .........................................................     2,423,325       58,038,634
    Roper Industries Inc. ..................................................     1,909,009       82,870,080
                                                                                             --------------
                                                                                                140,908,714
                                                                                             --------------
    FOOD & STAPLES RETAILING 5.1%
    Wal-Mart Stores Inc. ...................................................     1,541,800       86,433,308
                                                                                             --------------
    FOOD, BEVERAGE & TOBACCO 3.2%
    McCormick & Co. Inc. ...................................................     1,725,900       54,987,174
                                                                                             --------------
    HEALTH CARE EQUIPMENT & SERVICES 9.2%
    Becton Dickinson and Co. ...............................................       805,400       55,081,306
    Hill-Rom Holdings Inc. .................................................     1,343,900       22,120,594
    Teleflex Inc. ..........................................................       394,141       19,746,464
    West Pharmaceutical Services Inc. ......................................     1,570,800       59,329,116
                                                                                             --------------
                                                                                                156,277,480
                                                                                             --------------
    HOUSEHOLD & PERSONAL PRODUCTS 6.6%
    Alberto-Culver Co. .....................................................     1,135,550       27,832,330
    The Procter & Gamble Co. ...............................................     1,357,500       83,920,650
                                                                                             --------------
                                                                                                111,752,980
                                                                                             --------------
    INDUSTRIAL CONGLOMERATES 6.1%
    Carlisle Cos. Inc. .....................................................     2,498,068       51,710,008
    General Electric Co. ...................................................     3,222,900       52,210,980
                                                                                             --------------
                                                                                                103,920,988
                                                                                             --------------


                     Quarterly Statement of Investments | 3

Franklin Managed Trust

    FRANKLIN RISING DIVIDENDS FUND                                                SHARES          VALUE
    ------------------------------                                             -----------   --------------
    COMMON STOCKS (CONTINUED)
    INSURANCE 14.5%
    AFLAC Inc. .............................................................     1,568,500   $   71,900,040
    Arthur J. Gallagher & Co. ..............................................       874,700       22,663,477
    Erie Indemnity Co., A ..................................................     1,718,082       64,651,426
    Mercury General Corp. ..................................................       290,519       13,360,969
    Old Republic International Corp. .......................................     4,381,050       52,222,116
    RLI Corp. ..............................................................       356,359       21,794,916
                                                                                             --------------
                                                                                                246,592,944
                                                                                             --------------
    MACHINERY 6.1%
    Donaldson Co. Inc. .....................................................       363,552       12,233,525
    Dover Corp. ............................................................     2,035,500       67,008,660
    Graco Inc. .............................................................       527,571       12,519,260
    Nordson Corp. ..........................................................       371,449       11,994,088
                                                                                             --------------
                                                                                                103,755,533
                                                                                             --------------
    MATERIALS 10.6%
    Bemis Co. Inc. .........................................................     1,516,389       35,908,092
    Nucor Corp. ............................................................     1,351,900       62,457,780
    Praxair Inc. ...........................................................     1,376,781       81,725,720
                                                                                             --------------
                                                                                                180,091,592
                                                                                             --------------
    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3.2%
    Pfizer Inc. ............................................................     3,083,800       54,614,098
                                                                                             --------------
    RETAILING 4.3%
    Family Dollar Stores Inc. ..............................................     2,711,700       70,694,019
(a) Sally Beauty Holdings Inc. .............................................       437,550        2,489,659
                                                                                             --------------
                                                                                                 73,183,678
                                                                                             --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
    Cohu Inc. ..............................................................        68,100          827,415
                                                                                             --------------
    TOTAL COMMON STOCKS (COST $1,529,981,524) ..............................                  1,576,571,224
                                                                                             --------------
    SHORT TERM INVESTMENTS 7.3%
    MONEY MARKET FUNDS (COST $123,516,049) 7.3%
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.55% ...   123,516,049      123,516,049
                                                                                            --------------
    INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.0%(c)
    MONEY MARKET FUNDS (COST $69,655) 0.0%(c)
(d) Bank of New York Institutional Cash Reserve Fund, 0.09% ................        69,655           68,958
                                                                                             --------------

    TOTAL INVESTMENTS (COST $1,653,567,228) 100.2% .........................                  1,700,156,231
    OTHER ASSETS, LESS LIABILITIES (0.2)% ..................................                     (3,607,790)
                                                                                             --------------
    NET ASSETS 100.0% ......................................................                 $1,696,548,441
                                                                                             ==============

(a)  Non-income producing for the twelve months ended December 31, 2008.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(c)  Rounds to less than 0.1% of net assets.

(d)  The rate shown is the annualized seven-day yield at period end.

See Notes to Statement of Investments.


                     4 | Quarterly Statement of Investments

Franklin Managed Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of one fund, the Franklin Rising Dividends Fund (Fund).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At December 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..........................................   $1,654,196,024
                                                                 ==============
Unrealized appreciation ......................................   $  304,245,450
Unrealized depreciation ......................................     (258,285,243)
                                                                 --------------
Net unrealized appreciation (depreciation) ...................   $   45,960,207
                                                                 ==============


                     Quarterly Statement of Investments | 5

Franklin Managed Trust

4. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on October 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008, in valuing the Fund's assets carried at fair value:

                                       LEVEL 1         LEVEL 2     LEVEL 3        TOTAL
                                   --------------   ------------   -------   --------------
ASSETS:
   Investments in Securities ...   $1,576,571,224   $123,585,007     $--     $1,700,156,231

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     6 | Quarterly Statement of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST



By /S/Jennifer J. Bolt
   ------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/Jennifer J. Bolt
   ------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  February 25, 2009



By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  February 25, 2009